Employee Benefit Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefit Liabilities (Textual)
Expenses in respect of defined contribution plans	$ 50	$ 65	$ 52